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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22691

The First Western Funds Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45244
(Address of principal executive offices)	(Zip code)

Wade R. Bridge

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45244

Name and address of agent for service)

Registrant's telephone number, including area code:   (513) 587-3400

Date of fiscal year end:      August 31, 2013

Date of reporting period:    May 31, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

U.S. TREASURY OBLIGATIONS - 9.2%	Maturity	Coupon	Par Value	Value
U.S. Treasury Notes	05/15/16	5.125%	$250,000	$283,692
U.S. Treasury Notes	11/15/16	7.500%	100,000	123,344
U.S. Treasury Notes	02/28/17	3.000%	350,000	379,340
U.S. Treasury Notes	08/15/19	8.125%	1,025,000	1,443,408
U.S. Treasury Notes	05/15/23	1.750%	1,270,000	1,223,566
U.S. Treasury Bonds	08/15/23	6.250%	1,075,000	1,483,835
Total U.S. Treasury Obligations (Cost $4,757,394)				$4,937,185

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.8%	Maturity	Coupon	Par Value	Value
Federal Agricultural Mortgage Corporation - 1.1%
Federal Agricultural Mortgage Corporation	07/27/16	2.000%	$584,000	$607,097

Federal Farm Credit Bank - 0.6%
Federal Farm Credit Bank	11/15/19	5.150%	250,000	303,966

Federal Home Loan Bank - 4.1%
Federal Home Loan Bank	05/15/19	5.375%	1,000,000	1,222,294
Federal Home Loan Bank	10/24/22	2.125%	430,000	419,169
Federal Home Loan Bank	12/21/22	2.250%	550,000	549,458
				2,190,921
Federal National Mortgage Association - 1.0%
Federal National Mortgage Association	02/21/19	1.750%	525,000	526,658

Total U.S. Government Agency Obligations (Cost $3,552,704)				$3,628,642

MORTGAGE-BACKED SECURITIES - 34.6%	Maturity	Coupon	Par Value	Value
Corporate - 12.9%
Banc of America Mortgage Securities, Inc.,
Series 2003-4-1A65	06/01/33	5.500%	$24,008	$24,080
BCAP, LLC Trust, 144A,
Series 2009-RR2-A1 (a)	01/01/38	2.712%	247,683	252,913
Centex Home Equity Loan Trust,
Series 2004-D-AF6	09/01/34	4.670%	409,872	429,541
Chase Mortgage Finance Corporation,
Series 2003-S14-1A1	01/01/34	5.000%	896,864	942,216

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 34.6% (Continued)	Maturity	Coupon	Par Value	Value
Corporate - 12.9% (Continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2009-6-6A1 (a)	07/25/36	0.443%	$90,615	$88,070
Citigroup Mortgage Loan Trust, Inc.,
Series 2009-6-11A1 (a)	05/25/37	0.543%	262,896	257,695
Countrywide Home Loans, Inc.,
Series 2002-25-2A1	11/01/17	5.500%	58,366	60,383
Countrywide Home Loans, Inc.,
Series 2003-J10-2A1	11/01/18	5.000%	1,004,073	1,024,422
Countrywide Home Loans, Inc.,
Series 2003-J7-1A2	08/01/33	5.250%	206,704	214,745
Credit Suisse Commercial Mortgage Trust,
Series 2009-8R-5A1 (a)	05/01/37	5.612%	164,422	173,570
Credit Suisse Commercial Mortgage Trust,
Series 2009-2R-2A5 (a)	06/01/37	2.333%	236,299	236,409
CS First Boston Mortgage Securities Company,
Series 2002-AR31-4A2 (a)	11/01/32	3.108%	500,000	488,148
CS First Boston Mortgage Securities Company,
Series 2003-11-1A31	06/01/33	5.500%	331,234	340,785
FRS, LLC,
Series 2013-1A-A1	04/15/19	1.800%	494,138	494,032
Impac CMB Trust,
Series 2005-4-2A1 (a)	05/25/35	0.500%	191,801	191,896
Impac Secured Assets Corporation,
Series 2003-3-A1 (a)	08/01/32	4.200%	228,012	233,535
Master Asset Securitization Trust,
Series 2003-5-1A1	06/01/33	5.500%	21,236	22,121
Master Asset Securitization Trust,
Series 2003-8-1A1	09/01/33	5.500%	99,880	103,813
Residential Funding Mortgage Security I, Inc.,
Series 2004-S4-2A6	04/01/19	4.500%	81,413	84,024
Residential Funding Mortgage Security I, Inc.,
Series 2004 S-9-1A15	12/01/34	5.500%	5,635	5,624
Silverleaf Finance, LLC,
Series 2012-D-A	03/17/25	3.000%	388,160	392,573

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 34.6% (Continued)	Maturity	Coupon	Par Value	Value
Corporate - 12.9% (Continued)
Structured Asset Securities Corporation,
Series 1998-11-2B1 (a)	01/01/32	2.380%	$171,322	$158,151
Structured Asset Securities Corporation,
Series 1998-11-2B2 (a)	01/01/32	2.380%	142,279	129,610
Wa-Mu Mortgage Pass-Through Certificates,
Series 2003-S3-3A1	05/01/33	5.500%	493,311	524,988
Wells Fargo Mortgage-Backed Securities,
Series 2003-G-A1	06/01/33	4.100%	17,876	18,096
				6,891,440
Federal Home Loan Bank - 0.0% (b)
FHLB, Series SK-2015-1	08/18/15	5.140%	22,705	24,046

Federal Home Loan Mortgage Corporation - 12.2%
FHLMC, Series 2882-UJ	08/01/19	4.500%	134,567	138,723
FHLMC, Series 2999-ND	07/01/20	4.500%	188,586	201,377
FHLMC, Series 2515-UP	10/01/22	5.500%	316,336	349,347
FHLMC, Series 2574-JN	12/01/22	4.500%	29,967	30,893
FHLMC, Series 2690-TV	11/01/25	4.500%	179,114	192,331
FHLMC, Series 3827-HA	11/01/25	3.500%	202,951	216,689
FHLMC, Series 3817-QA	03/01/26	4.000%	409,163	435,062
FHLMC, Series 4011-ML	03/01/27	3.000%	500,000	514,872
FHLMC, Series 2694-QH	03/01/32	4.500%	69,948	71,037
FHLMC, Series 2750-NE	04/01/32	5.000%	101,935	102,838
FHLMC, Series 2700-PG	05/01/32	4.500%	195,810	201,194
FHLMC, Series 2733-TD	11/01/32	5.000%	17,684	17,939
FHLMC, Series 2760-PD	12/01/32	5.000%	160,677	164,915
FHLMC, Series 2797-PG	01/01/33	5.500%	153,702	157,584
FHLMC, Series 2943-HE	03/01/33	5.000%	21,884	22,037
FHLMC, Series 2928-NE	04/01/33	5.000%	249,584	252,012
FHLMC, Series 2889-OG	05/01/33	5.000%	232,399	236,396
FHLMC, Series 2911-UE	06/01/33	5.000%	278,919	284,740
FHLMC, Series 3793-UA	06/01/33	4.000%	297,126	308,130
FHLMC, Series 2869-BG	07/01/33	5.000%	107,867	110,627
FHLMC, Series 2874-LD	08/01/33	5.000%	241,198	247,898
FHLMC, Series 2785-GD	10/01/33	4.500%	48,051	49,886
FHLMC, Series 3037-ND	01/01/34	5.000%	565,461	583,213
FHLMC, Series 3210-PC	04/01/34	6.000%	49,792	50,324
FHLMC, Series 3017-MK	12/01/34	5.000%	58,941	61,850
FHLMC, Series 4011-NP	07/01/39	3.000%	226,724	229,343

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 34.6% (Continued)	Maturity	Coupon	Par Value	Value
Federal Home Loan Mortgage Corporation - 12.2% (Continued)
FHLMC, Series 3843-JA	04/01/40	4.000%	$330,885	$345,752
FHLMC, Series 4017-MA	03/01/41	3.000%	234,542	238,480
FHLMC, Series 4077-AP	01/01/42	4.000%	687,145	729,403
				6,544,892
Federal National Mortgage Association - 6.5%
FNMA, Series 2003-89-LC	09/01/18	4.500%	135,264	143,715
FNMA, Series 2003-83-PG	06/01/23	5.000%	91,277	97,503
FNMA, Series 2010-86-V	05/01/28	4.000%	440,038	459,973
FNMA, Series 2005-80-BA	04/01/29	5.000%	107,370	120,735
FNMA, Series 2009-96-DB	11/01/29	4.000%	750,000	805,576
FNMA, Series 2003-69-GJ	12/01/31	3.500%	7,364	7,388
FNMA, Series 2004-8-GD	10/01/32	4.500%	110,953	113,823
FNMA, Series 2005-29-QD	08/01/33	5.000%	476,854	489,146
FNMA, Series 2005-1-HE	09/01/33	5.000%	276,842	284,844
FNMA, Series 2005-86-WD	03/01/34	5.000%	247,858	253,931
FNMA, Series 2011-129-MA	01/01/38	4.000%	73,384	73,921
FNMA, Pool #MA0584	10/01/40	4.500%	279,979	290,746
FNMA, Series 2011-100QM	10/01/50	4.000%	319,662	333,064
				3,474,365
Government National Mortgage Association - 2.4%
GNMA, Series 2005-25-VB	01/01/24	5.000%	199,496	202,766
GNMA, Series 2001-65-PH	11/01/28	6.000%	16,799	16,785
GNMA, Series 2011-32-QA	02/01/38	4.500%	129,539	132,988
GNMA, Series 2009-104-KA	08/01/39	4.500%	270,758	289,363
GNMA, Series 2011-159-EA	10/01/40	4.000%	140,716	142,265
GNMA, Series 2011-138-PX	06/01/41	4.000%	474,476	493,874
				1,278,041
Small Business Administration - 0.6%
SBA, Series 2009-20A-1	01/01/29	5.720%	296,979	340,796

Total Mortgage-Backed Securities (Cost $18,501,415)				$18,553,580

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 2.7%	Maturity	Coupon	Par Value	Value
Florida State Department of Environmental Protection, Series B, Preservation Revenue	07/01/21	6.026%	$250,000	$288,603
Florida State Hurricane Catastrophe Fund, Series A, Revenue	07/01/20	2.995%	280,000	273,848
Illinois State, General Obligation	03/01/19	5.877%	550,000	625,125
Irvine, California, Unified School District, Special Tax, Revenue	09/01/17	5.395%	155,000	162,756
Puerto Rico Infrastructure Financing Authority, Port Authority Project, Series A, Revenue	06/15/13	2.990%	100,000	99,994
Total Municipal Bonds (Cost $1,418,768)				$1,450,326

ASSET-BACKED SECURITIES - 1.8%	Maturity	Coupon	Par Value	Value
Bear Stearns ALT-A Trust,
Series 2004-11-1A1 (a)	11/25/34	0.873%	$604,791	$583,624
Goldman Sachs Alternative Mortgage Products Trust,
Series 2004-OPT-A4 (a)	11/25/34	1.093%	281,495	274,379
Vanderbilt Mortgage Finance Company,
Series 2002-B-A4	02/01/26	5.840%	102,490	105,400
Total Asset-Backed Securities (Cost $972,910)				$963,403

CORPORATE BONDS - 41.6%	Maturity	Coupon	Par Value	Value
Consumer Discretionary - 3.2%
AutoZone, Inc.	11/15/20	4.000%	$500,000	$530,387
Lorillard Tobacco Company	06/23/19	8.125%	485,000	613,412
NBCUniversal Media, LLC	04/01/21	4.375%	505,000	563,516
				1,707,315
Energy - 4.0%
Boardwalk Pipelines, LLC	09/15/19	5.750%	515,000	584,862
Kinder Morgan Energy Partners, L.P.	09/01/22	3.950%	475,000	490,987
SESI, LLC	12/15/21	7.125%	500,000	561,250
Williams Partners, L.P.	11/15/21	4.000%	500,000	517,763
				2,154,862
Financials - 11.9%
Aegon Funding Company, LLC	12/15/20	5.750%	465,000	543,423
Aviation Capital Group Corporation	01/31/18	4.625%	495,000	511,365
AXIS Specialty Finance, LLC	06/01/20	5.875%	425,000	487,098

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.6% (Continued)	Maturity	Coupon	Par Value	Value
Financials - 11.9% (Continued)
Citigroup, Inc.	08/09/20	5.375%	$525,000	$604,226
Discover Bank	02/21/18	2.000%	500,000	496,517
Fairfax Financial Holdings Ltd.	05/15/21	5.800%	550,000	580,013
Fidelity National Financial, Inc.	05/15/17	6.600%	500,000	560,821
General Electric Capital Corporation	01/07/21	4.625%	535,000	590,925
International Lease Finance Corporation	09/01/18	7.125%	440,000	518,650
JPMorgan Chase & Company	05/01/23	3.375%	525,000	498,780
Morgan Stanley	07/24/20	5.500%	500,000	564,326
Nasdaq OMX Group, Inc. (The)	01/16/18	5.250%	400,000	435,792
				6,391,936
Industrials - 7.9%
Air Canada, Series 2013-1A	05/15/25	4.125%	335,000	342,956
Continental Airlines, Series 2009-01	07/08/16	9.000%	415,062	479,397
Continental Airlines, Series 1999-1	02/02/19	6.545%	383,104	430,034
Continental Airlines, Series 2000-02	04/02/21	7.707%	436,203	496,181
Ford Motor Credit Company, LLC	12/15/16	8.000%	450,000	540,210
Penske Truck Leasing Company, L.P.	03/15/18	3.375%	525,000	550,726
Republic Services, Inc.	03/01/20	5.000%	500,000	564,812
Ryder Systems, Inc.	03/01/18	2.500%	500,000	505,801
US Airways Class A Pass-Through Certificates, Series 2012-2	06/03/25	4.625%	335,000	344,212
				4,254,329
Information Technology - 1.2%
Jabil Circuit, Inc.	03/15/18	8.250%	530,000	641,300

Materials - 3.0%
LyondellBasell Industries N.V.	11/15/21	6.000%	525,000	620,649
RPM International, Inc.	11/15/22	3.450%	485,000	475,023
Westlake Chemical Corporation	07/15/22	3.600%	500,000	499,216
				1,594,888
Real Estate - 5.7%
American Campus Communities Operating Partnership, L.P.	04/15/23	3.750%	495,000	490,543
American Tower Trust I	03/15/23	3.070%	500,000	491,168
Healthcare Trust of America, Inc.	04/15/23	3.700%	575,000	563,779
Kilroy Realty, L.P.	06/01/20	6.625%	475,000	562,764
National Retail Properties, Inc.	04/15/23	3.300%	425,000	412,417
WEA Finance, LLC	10/01/16	5.700%	470,000	532,796
				3,053,467

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.6% (Continued)	Maturity	Coupon	Par Value	Value
Telecommunication Services - 2.7%
Crown Castle Towers, LLC	08/15/20	4.883%	$455,000	$505,390
GTP Cellular Sites, LLC	03/15/17	3.721%	548,792	563,682
SBA Tower Trust	04/15/18	2.240%	400,000	396,372
				1,465,444
Utilities - 2.0%
Exelon Generation Company, LLC	10/01/17	6.200%	450,000	521,676
PPL Energy Supply, LLC	12/15/21	4.600%	525,000	554,951
				1,076,627

Total Corporate Bonds (Cost $22,064,042)				$22,340,168

MONEY MARKET FUNDS - 2.6%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (c) (Cost $1,371,809)			1,371,809	$1,371,809

Total Investments at Value - 99.3% (Cost $52,639,042)				$53,245,113

Other Assets in Excess of Liabilities - 0.7%				401,608

Net Assets - 100.0%				$53,646,721

144A -
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2013.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of May 31, 2013.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

MORTGAGE-BACKED SECURITIES - 21.9%	Maturity	Coupon	Par Value	Value
Corporate - 21.9%
Bank of America Funding Corporation,
Series 2009-R6-3A1 (a)	01/01/37	2.388%	$147,834	$148,085
Bank of America Large Loan,
Series 2007-BMB1-A2 (a)	08/15/29	0.949%	28,752	28,649
BCAP, LLC Trust, 144A,
Series 2009-RR2-A1 (a)	01/01/38	2.712%	183,469	187,343
Centex Home Equity Loan Trust,
Series 2004-D-AF6	09/01/34	4.670%	184,443	193,294
Citigroup Mortgage Loan Trust, Inc.,
Series 2009-6-12A1 (a)	07/01/36	2.597%	170,217	171,868
Citigroup Mortgage Loan Trust, Inc.,
Series 2009-6-11A1 (a)	05/25/37	0.543%	175,264	171,797
Credit Suisse Commercial Mortgage Trust,
Series 2007-C5-A4	07/01/17	5.695%	100,000	114,033
Credit Suisse Commercial Mortgage Trust,
Series 2009-8R-5A1 (a)	05/01/37	5.612%	152,090	160,552
Credit Suisse Commercial Mortgage Trust,
Series 2009-2R-2A5 (a)	06/01/37	2.465%	195,750	195,842
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1-A3	02/01/40	5.383%	100,000	108,465
Credit-Based Asset Servicing and Securites,
Series 2005-CB5-AV2 (a)	08/25/35	0.453%	236,524	234,218
FRS, LLC,
Series 2013-1A-A1	04/15/19	1.800%	197,655	197,613
Home Loan Servicing Solutions Ltd.,
Series 2012-T2-D2	10/15/15	4.940%	200,000	208,140
Home Loan Servicing Solutions Ltd.,
Series 2013-T3-C3	05/15/17	2.388%	150,000	150,000
Jefferies & Company,
Series 2009-R9-1A1 (a)	08/01/46	2.672%	198,458	203,203
Mellon Residential Funding Corporation,
Series 2004-TBC1-A (a)	02/26/34	0.443%	75,889	67,731
Residential Asset Mortgage Products,
Series 2005-SP3-A3 (a)	12/25/35	0.583%	121,177	117,616
Residential Asset Securities Corporation,
Series 2003-KS10-AI6	12/01/33	4.540%	159,571	165,866
Silverleaf Finance, LLC,
Series 2012-D-A	03/17/25	3.000%	93,158	94,217

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 21.9% (Continued)	Maturity	Coupon	Par Value	Value
Corporate - 21.9% (Continued)
WFDB Commercial Mortgage Trust,
Series 2011-BXR-A	07/01/16	3.662%	$100,000	$100,111
WMC Mortgage Loan Pass-Through Certificate,
Series 1997-2-M1 (a)	03/20/29	1.023%	144,635	141,017
Total Mortgage-Backed Securities (Cost $3,157,619)				$3,159,660

MUNICIPAL BONDS - 1.1%	Maturity	Coupon	Par Value	Value
Illinois State, General Obligation (Cost $163,814)	07/01/16	4.875%	$150,000	$162,927

ASSET-BACKED SECURITIES - 1.4%	Maturity	Coupon	Par Value	Value
Bear Stearns ALT-A Trust,
Series 2004-11-1A1 (a)	11/25/34	0.873%	$113,398	$109,429
Goldman Sachs Alternative Mortgage Products Trust,
Series 2004-OPT-A4 (a)	11/25/34	1.093%	102,198	99,615
Total Asset-Backed Securities (Cost $210,893)				$209,044

CORPORATE BONDS - 70.6%	Maturity	Coupon	Par Value	Value
Consumer Discretionary - 5.2%
Dish DBS Corporation	05/15/17	5.000%	$50,000	$50,000
Fiesta Restaurant Group, Inc.	08/15/16	8.875%	100,000	107,375
Hyatt Hotels Corporation	08/15/16	3.875%	150,000	159,108
MGM Resorts International	11/01/16	10.000%	50,000	60,437
Royal Carribean Cruises Ltd.	06/15/16	7.250%	50,000	56,625
Whirlpool Corporation	06/15/16	6.500%	100,000	113,767
Wyndham Worldwide Corporation	12/01/16	6.000%	180,000	202,482
				749,794
Energy - 0.6%
Chesapeake Energy Corporation	03/15/16	3.250%	50,000	49,625
Gulf South Pipeline Company, L.P.	02/01/15	5.050%	40,000	42,279
				91,904

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 70.6% (Continued)	Maturity	Coupon	Par Value	Value
Financials - 23.3%
Ally Financial, Inc.	02/15/17	5.500%	$100,000	$107,000
Aviation Capital Group Corporation	01/31/18	4.625%	100,000	103,306
Bank of America Corporation	12/01/15	5.250%	100,000	107,979
Bank of America Corporation	03/15/17	5.300%	100,000	110,922
BBVA U.S. Senior, S.A. Unipersonal	05/16/14	3.250%	200,000	202,135
Berkley (W.R.) Corporation	05/15/15	5.600%	100,000	107,288
CIT Group, Inc.	05/15/17	5.000%	100,000	106,500
Citigroup, Inc.	08/02/16	5.850%	100,000	113,079
Fidelity National Financial, Inc.	05/15/17	6.600%	120,000	134,597
First Horizon National Corporation	12/15/15	5.375%	140,000	152,968
GATX Financial Corporation	03/01/16	5.800%	100,000	110,224
ING Bank N.V.	05/01/15	5.125%	100,000	104,511
International Lease Finance Corporation	09/01/16	6.750%	100,000	113,125
Lazard Group, LLC	05/15/15	7.125%	200,000	219,047
Macquarie Group Ltd.	08/01/14	7.300%	100,000	106,400
Macquarie Group Ltd.	08/10/17	4.875%	50,000	54,457
Metropolitan Life Insurance Company	11/01/15	7.700%	160,000	181,890
Morgan Stanley	10/15/13	6.750%	113,000	115,543
Morgan Stanley (a)	04/25/18	1.555%	100,000	99,907
Murray Street Investment Trust I	03/09/17	4.647%	100,000	108,993
Nomura Holdings, Inc. (a)	09/13/16	1.730%	100,000	100,478
Raymond James Financial, Inc.	04/15/16	4.250%	120,000	126,970
Royal Bank of Scotland Group PLC	01/08/15	5.050%	100,000	103,841
Transatlantic Holdings, Inc.	12/14/15	5.750%	100,000	110,046
Wachovia Corporation (a)	10/15/16	0.647%	250,000	246,709
Westpac Banking Corporation	10/15/15	5.300%	115,000	122,583
Zions Bancorporation	05/16/16	2.750%	100,000	100,710
				3,371,208
Health Care - 1.5%
Boston Scientific Corporation	11/15/15	6.250%	100,000	111,281
Hospira, Inc.	03/30/17	6.050%	100,000	110,407
				221,688
Industrials - 18.4%
America West Air, Series 2000-01	07/02/20	8.057%	12,112	13,566
Anglo American Capital PLC	04/08/14	9.375%	150,000	159,973
Boardwalk Pipelines, LLC	11/15/16	5.875%	60,000	67,643
Celulosa Arauco y Constitución S.A.	07/09/13	5.125%	150,000	150,440
CNH Capital, LLC	11/01/16	6.250%	100,000	110,000
Continental Airlines, Series 2009-01	07/08/16	9.000%	128,666	148,609

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 70.6% (Continued)	Maturity	Coupon	Par Value	Value
Industrials - 18.4% (Continued)
Continental Airlines, Series 1998-1	09/15/17	6.648%	$93,257	$101,305
Continental Airlines, Series 2000-02	04/02/21	7.707%	90,249	102,658
DCP Midstream Operating, L.P.	10/01/15	3.250%	100,000	103,978
DCP Midstream, LLC	10/15/15	5.375%	100,000	107,984
Delta Air Lines, Series 2012-1A	05/07/20	4.750%	192,858	210,216
Exelis, Inc.	10/01/16	4.250%	200,000	213,014
Ford Motor Credit Company, LLC	04/15/16	4.207%	100,000	106,546
Gazprom Via Gaz Capital SA	05/23/16	4.950%	200,000	213,728
General Motors Financial Company	05/15/18	3.250%	75,000	74,344
Glencore Funding, LLC	05/27/16	1.700%	160,000	159,506
Lukoil International Finance B.V.	06/07/17	6.356%	100,000	111,875
Petrobras Global Finance B.V. (a)	05/20/16	1.894%	200,000	200,500
Ras Laffan Liquefied Natural Gas Company Ltd. III	09/30/16	5.832%	232,680	249,549
WPX Energy, Inc.	01/15/17	5.250%	50,000	53,125
				2,658,559
Information Technology - 1.5%
iGATE Corporation	05/01/16	9.000%	100,000	107,500
Jabil Circuit, Inc.	07/15/16	7.750%	100,000	115,000
				222,500
Materials - 7.0%
ArcelorMittal	02/25/15	4.250%	50,000	51,375
Ashland, Inc.	03/15/16	3.000%	50,000	50,437
CRH America, Inc.	09/30/16	6.000%	100,000	113,447
Owens Corning, Inc.	12/01/16	6.500%	200,000	225,093
Packaging Dynamics Corporation	02/01/16	8.750%	95,000	99,394
Rosneft Oil Company	03/06/17	3.149%	200,000	200,476
Transocean, Inc.	12/15/16	5.050%	100,000	110,781
Vale Overseas Ltd.	01/11/16	6.250%	140,000	155,840
				1,006,843
Real Estate - 6.4%
Equity One, Inc.	09/15/16	6.000%	100,000	113,103
First Industrial, L.P.	01/15/16	5.750%	100,000	106,835
Hospitality Properties Trust	03/15/17	5.625%	120,000	132,085
Liberty Property, L.P.	10/01/17	6.625%	106,000	124,107
PPF Funding, Inc.	04/15/17	5.700%	134,000	146,142
Prologis	11/15/16	5.625%	100,000	113,231
Retail Properties, Inc.	03/15/16	7.875%	65,000	76,120

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 70.6% (Continued)	Maturity	Coupon	Par Value	Value
Real Estate - 6.4% (Continued)
WEA Finance/WT Finance Australia	09/02/15	5.750%	$100,000	$110,266
				921,889
Telecommunication Services - 6.0%
GTP Cellular Sites, LLC	03/15/17	3.721%	149,671	153,732
Qwest Corporation	05/01/16	8.375%	100,000	118,195
Sprint Nextel Corporation	08/15/17	8.375%	50,000	57,625
Telecom Italia Capital	10/01/15	5.250%	200,000	215,192
Telefonica Emisiones, S.A.U.	02/16/16	3.992%	200,000	209,025
WCP Wireless Site Fund	11/15/15	6.829%	100,000	106,920
				860,689
Utilities - 0.7%
Scottish Power Ltd.	03/15/15	5.375%	100,000	106,406

Total Corporate Bonds (Cost $10,268,239)				$10,211,480

MONEY MARKET FUNDS - 14.0%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (b) (Cost $2,018,731)			2,018,731	$2,018,731

Total Investments at Value - 109.0% (Cost $15,819,296)				$15,761,842

Liabilities in Excess of Other Assets - (9.0%)				(1,306,726)

Net Assets - 100.0%				$14,455,116

144A -
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2013.
(b)	The rate shown is the 7-day effective yield as of May 31, 2013.

See accompanying notes to Schedules of Investments.

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2013 (Unaudited)

1.	Securities Valuation

The securities of First Western Fixed Income Fund and First Western Short Duration Bond Fund (the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”).  The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices.  The methods used by the independent pricing service and the quality of valuations so established are reviewed by First Western Capital Management Company (the Funds’ investment adviser) under the general supervision of the Board.

Securities for which quotations are not readily available are stated at fair value using procedures approved by the Board.  Short-term debt securities having remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.  Investments in registered investment companies are reported at their respective net asset values as reported by those companies.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

For example, fixed income securities held by the Funds are classified as Level 2 since values are provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events.  The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2013, by security type:

First Western Fixed Income Fund:
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$4,937,185	$-	$4,937,185
U.S. Government Agency Obligations	-	3,628,642	-	3,628,642
Mortgage-Backed Securities	-	19,411,583	-	19,411,583
Municipal Bonds	-	1,450,326	-	1,450,326
Asset-Backed Securities	-	105,400	-	105,400
Corporate Bonds	-	22,340,168	-	22,340,168
Money Market Funds	1,371,809	-	-	1,371,809
Total	$1,371,809	$51,873,304	$-	$53,245,113

First Western Short Duration Bond Fund:
	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$-	$3,368,704	$-	$3,368,704
Municipal Bonds	-	162,927	-	162,927
Corporate Bonds	-	10,211,480	-	10,211,480
Money Market Funds	2,018,731	-	-	2,018,731
Total	$2,018,731	$13,743,111	$-	$15,761,842

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

As of May 31, 2013, the Funds did not have any transfers in and out of any Level. There were no Level 3 securities or derivative instruments held in the Funds as of May 31, 2013.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax Information

The following information is computed on a tax basis for each item as of May 31, 2013:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund

Cost of portfolio investments	$52,639,042	$15,819,296

Gross unrealized appreciation	$987,827	$21,999
Gross unrealized depreciation	(381,756)	(79,453)

Net unrealized appreciation (depreciation)	$606,071	$(57,454)

4.	Risks Associated with Mortgage-Backed Securities

The Funds invest in mortgage-backed securities which are subject to greater prepayment risk, especially when interest rates decline.  Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value.  This could reduce the effective maturity of a mortgage backed security and cause the Funds to reinvest assets at a lower prevailing interest rate.  Mortgage-backed securities are subject to extension risk which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments.  Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values.  The Funds’ investments in collateralized mortgage obligations are subject to the risk that payments may not be made on time, prepayment and extension risk and market risk when interest rates rise. As of May 31, 2013, First Western Fixed Income Fund and First Western Short Duration Bond Fund have 36.2% and 23.3%, respectively, of the value of its net assets invested in mortgage-backed securities.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The First Western Funds Trust

By (Signature and Title)*		/s/ Warren J. Olsen
Warren J. Olsen, President

Date	July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Warren J. Olsen
Warren J. Olsen, President

Date	July 26, 2013

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	July 26, 2013

* Print the name and title of each signing officer under his or her signature.